LOANS PAYABLE — RELATED PARTIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ZAR (R)
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	$ 2,933,819	$ 425,551
Jeff hays [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	250,000
Patrick gentempo [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	250,000
Entrepreneurs institute [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	400,000
Entrepreneurs institute australia pty ltd [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions	325,243	319,464
Geniusu web services india pvt ltd [member]
IfrsStatementLineItems [Line Items]
Services received related party transactions	209,322	$ 162,930
Revealed films [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions	500,000
Revealed films [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing payable	$ 2,000,000
ESquared education enterprises pty ltd [member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Non-interest bearing payable			$ 299,231	R 3,600,000